Segment Reporting (Schedule of Operating Information) (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 349,247	$ 348,723	$ 207,700	$ 1,850,673	$ 1,717,353	$ 1,882,058	$ 2,319,488
Gross Profit	218,633	63,575	29,592	734,275	551,642	115,727	426,379
General and Administrative Expenses	1,662,359	2,043,181	726,328	4,263,887	4,408,951	3,421,336	1,574,808
Net Loss	$ (5,261,097)	$ (1,983,028)	(1,370,123)	$ (10,100,651)	$ (3,869,278)	(6,663,117)	$ (1,177,925)
Technology [Member]
Segment Reporting Information [Line Items]
Revenues			172,754			1,292,353
Cost of Sales			171,304			1,545,093
Gross Profit			1,450			(252,740)
General and Administrative Expenses			1,364,124			5,410,650
Other Income (Expense)			(4,521)			(966,279)
Net Loss			(1,367,195)			(6,629,669)
Entertainment [Member]
Segment Reporting Information [Line Items]
Revenues			34,946			589,705
Cost of Sales			6,804			221,238
Gross Profit			28,142			368,467
General and Administrative Expenses			7,404			427,620
Other Income (Expense)			(23,666)			25,705
Net Loss			$ (2,928)			$ (33,448)